SUBSEQUENT EVENTS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Jan. 28, 2016	Dec. 31, 2015
SUBSEQUENT EVENTS
Net proceeds received, after deducting discounts and commissions but before offering expenses		$ 115,009,000	$ 50,000,000
Common shares issued		55,161,856			55,965,443
Credit facility
SUBSEQUENT EVENTS
Maximum borrowing capacity					$ 2,770,957,000
Subsequent event
SUBSEQUENT EVENTS
Offering of common shares (in shares)	500,000
Net proceeds received, after deducting discounts and commissions but before offering expenses	$ 13,600,000
Subsequent event | Credit facility | International Finance Corporation ("IFC")
SUBSEQUENT EVENTS
Maximum borrowing capacity				$ 60,000,000
Common shares issued				529,661
Share price of common shares issued				$ 18.88
Subsequent event | Convertible notes
SUBSEQUENT EVENTS
Convertible notes bought back	$ 15,000,000
Weighted average price (in dollars per share)	$ 85.13
Par value	$ 100
Subsequent event | 75 megawatt (MWac) Astoria 2 solar power project
SUBSEQUENT EVENTS
Project-level construction debt, a letter of credit facility and a back-leveraged term loan facility	$ 180,000,000